Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Components of Net Investment in Sales-Type and Direct Financing Leases
The components of the net investment in sales-type and direct financing leases, at December 31, were as follows:

(Dollars in Millions)	2025	2024
Lease receivables	$7,277	$7,328
Unguaranteed residual values accruing to the lessor’s benefit	653	911
Total net investment in sales-type and direct financing leases	$7,930	$8,239

Schedule of Contractual Future Lease Payments to be Received for Sales-Type and Direct Financing Leases
The contractual future lease payments to be received by the Company, at December 31, 2025, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2026	$2,611	$145
2027	2,524	123
2028	1,612	93
2029	735	63
2030	294	41
Thereafter	342	67
Total lease payments	8,118	$532
Amounts representing interest	(841)
Lease receivables	$7,277

Schedule of Contractual Future Lease Payments to be Received for Operating Leases
The contractual future lease payments to be received by the Company, at December 31, 2025, were as follows:

(Dollars in Millions)	Sales-type and Direct Financing Leases	Operating Leases
2026	$2,611	$145
2027	2,524	123
2028	1,612	93
2029	735	63
2030	294	41
Thereafter	342	67
Total lease payments	8,118	$532
Amounts representing interest	(841)
Lease receivables	$7,277

Schedule of Amounts Related to Assets Leased
The following table presents amounts relevant to the Company’s assets leased for use in its operations for the years ended December 31:

(Dollars in Millions)	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$339	$389	$409
Operating cash flows from finance leases	7	7	7
Financing cash flows from finance leases	51	62	49
Right of use assets obtained in exchange for new operating lease liabilities	275	268	230
Right of use assets obtained in exchange for new finance lease liabilities	14	59	25

The following table presents the weighted-average remaining lease terms and discount rates of the Company’s assets leased for use in its operations at December 31:

	2025	2024
Weighted-average remaining lease term of operating leases (in years)	7.1	6.7
Weighted-average remaining lease term of finance leases (in years)	8.4	8.1
Weighted-average discount rate of operating leases	4.1%	4.0%
Weighted-average discount rate of finance leases	6.7%	7.3%

Schedule of Contractual Future Lease Obligations for Operating Leases
The contractual future lease obligations of the Company at December 31, 2025, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2026	$326	$43
2027	304	31
2028	266	20
2029	225	12
2030	164	9
Thereafter	463	27
Total lease payments	1,748	142
Amounts representing interest	(329)	(17)
Lease liabilities	$1,419	$125

Schedule of Contractual Future Lease Obligations for Finance Leases
The contractual future lease obligations of the Company at December 31, 2025, were as follows:

(Dollars in Millions)	Operating Leases	Finance Leases
2026	$326	$43
2027	304	31
2028	266	20
2029	225	12
2030	164	9
Thereafter	463	27
Total lease payments	1,748	142
Amounts representing interest	(329)	(17)
Lease liabilities	$1,419	$125